Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share Explanatory
The earnings per ordinary share were determined based on the net profit attributable to shareholders of the Group and weighted-average number of shares outstanding as follows:

In thousands of soles	2025	2024	2023
Net profit (loss) for the year attributable to owners of the Company	97,614	110,271	(253,921)
Number of shares	74,012,965	73,970,299	43,917,577
Weighted average number of ordinary shares at December 31 (Basic)	74,012,965	67,330,955	43,917,577
Weighted average number of ordinary shares at December 31 (Diluted)	74,203,227	67,500,074	43,917,577

Basic earnings per share	1.32	1.64	(5.78)

Diluted earnings per share	1.32	1.63	(5.78)